Variable Interest Entities (Q2) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Assets [Abstract]
Cash and cash equivalents		$ 72,708	$ 72,708	$ 26,926		$ 27,354
Accounts receivable		145,159	145,159	136,098		111,226		$ 80,400
Inventories		41,886	41,886	36,476		34,529
Prepaid expenses and other current assets		3,398	3,398	2,670		3,277
Goodwill and intangibles, net		1,230	1,230	1,230		1,112
Other receivables		32,929	32,929	28,201		25,078
Other assets		8,311	8,311	5,199		3,111
Total assets		397,960	397,960	326,228		248,298
Liabilities [Abstract]
Accounts payable		122,168 [1]	122,168 [1]	106,495	[1],[2]	92,908	[2]
Accrued compensation and benefits		10,176	10,176	7,466		8,901
Accrued other		22,873	22,873	17,800		13,792
Other long-term liabilities		8,245	8,245	5,749		5,717
Total liabilities		290,310	290,310	264,212		$ 188,754
AON Partners, Partners of Maryland, AON Central Services, and MIBA [Member]
Assets [Abstract]
Cash and cash equivalents		24,756	24,756	26,844
Accounts receivable		145,159	145,159	136,098
Inventories		41,886	41,886	36,476
Prepaid expenses and other current assets		679	679	846
Goodwill and intangibles, net		180	180	180
Other receivables		32,861	32,861	28,139
Other assets		1,817	1,817	1,489
Total assets		247,338	247,338	230,072
Liabilities [Abstract]
Accounts payable		120,076	120,076	102,783
Accrued compensation and benefits		13,745	13,745	6,021
Accrued other		16,995	16,995	15,926
Other long-term liabilities		369	369	452
Due to AON and subsidiaries, net		126,447	126,447	128,204
Total liabilities		$ 277,632	$ 277,632	$ 253,386
Physician Owners [Member]
Information of Variable Interest Entity [Abstract]
Percentage of ownership			80.00%
AON [Member]
Information of Variable Interest Entity [Abstract]
Percentage of ownership			20.00%
MIBA [Member]
Information of Variable Interest Entity [Abstract]
Percentage of ownership	56.00%	56.00%
Amount of investment to acquire equity interest	$ 200	$ 200	$ 200

[1]	Includes amounts due to related party of $117,831 and $102,113 at June 30, 2023 and December 31, 2022, respectively
[2]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively